Equity-accounted Investments	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Equity-accounted Investments	Equity-accounted Investments:
For the year ended December 31, 2025, the Corporation recorded $4,727,000 (2024 - $4,941,000) in equity loss of investment in joint venture and associates, comprising of equity loss in Weichai Ballard JV.

Investment in Weichai Ballard JV	December 31, 2025	December 31, 2024
Beginning balance	$8,238	$13,901
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	757	(168)
Equity in loss	(4,727)	(4,941)
Cumulative translation adjustment due to foreign exchange	366	(554)
Impairment charges on equity-accounted investment	(4,634)	—
Ending balance	$—	$8,238
Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. At December 31, 2025, as specified in the Equity Joint Venture Agreement, the Corporation has fulfilled its capital contribution commitments to Weichai Ballard JV. During the year ended December 31, 2025, the Corporation recognized impairment charges of $4,634,000 to fully impair its remaining equity investment in Weichai Ballard JV as it exits from its operations in China and expects to recover nominal, or no amounts, on its equity investment at this time.
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2025 and 2024, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2025	December 31, 2024
Percentage ownership interest (49%)
Current assets	$32,615	$40,993
Non-current assets	89	50
Current liabilities	(18,882)	(18,398)
Net assets (100%)	13,822	22,645
Corporation's share of net assets (49%)	6,773	11,096
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(2,463)	(3,182)
Impairment charges on equity-accounted investment	(4,634)	—
Carrying amount of investment in Weichai Ballard JV	$—	$8,238

	December 31,	December 31,
	2025	2024
Revenue (100%)	$3,559	$2,290
Net loss (100%)	9,646	10,084
Corporation's share of net loss (49%)	$4,727	$4,941